As filed with the Securities and Exchange Commission on May 1 , 201 3
File No. 2-12663
File No. 811-02278

SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 108	☒
and/or
REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 108	☒

Value Line Premier Growth Fund, Inc.
(Exact Name of Registrant as Specified in Charter)

7 Times Square, 21st Floor,
New York, New York 10036-6524
(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, Including Area Code: (212) 907-1900

Mitchell E. Appel
Value Line Premier Growth Fund, Inc.
7 Times Square, 21st Floor,
New York, New York 10036-6524
(Name and Address of Agent for Service)

Copy to:
Peter D. Lowenstein, Esq.
496 Valley Road
Cos Cob, CT 06807

It is proposed that this filing will become effective (check appropriate box)
☒	immediately upon filing pursuant to paragraph (b)
☐	on (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(2) of Rule 485

SIGNATURES

          Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York, on the 1st day of May , 201 3 .

VALUE LINE PREMIER GROWTH FUND, INC.

By:	/s/ Mitchell E. Appel
Mitchell E. Appel, President and Chief Executive Officer

          Pursuant to the requirements of the Securities Act of 1933, this Amendment has been signed below by the following persons in the capacities and on the dates indicated.

Signatures		Title	Date

*	Joyce E. Heinzerling	Director	May 1 , 201 3
(Joyce E. Heinzerling)

*	Francis C. Oakley	Director	May 1 , 201 3
(Francis C. Oakley)

*	David H. Porter	Director	May 1 , 201 3
(David H. Porter)

*	Paul Craig Roberts	Director	May 1 , 201 3
(Paul Craig Roberts)

*	Nancy-Beth Sheerr	Director	May 1 , 201 3
(Nancy-Beth Sheerr)

*	Daniel S. Vandivort	Director	May 1 , 201 3
(Daniel S. Vandivort)

/s/ Mitchell E. Appel		Director, President and Chief Executive Officer (Principal Executive Officer)	May 1 , 201 3
(Mitchell E. Appel)

/s/ Emily D. Washington		Treasurer; Principal Financial and Accounting Officer; Secretary	May 1 , 201 3
(Emily D. Washington)

*By:	/s/ Mitchell E. Appel
(Mitchell E. Appel, President and Chief Executive Officer)

* Pursuant to Power of Attorney filed as an exhibit to Post-Effective Amendment No.103, and incorporated herein by reference.

EXHIBIT INDEX

Exhibit No.	Exhibit
EX-101.INS	XBRL INSTANCE DOCUMENT
EX-101.SCH	XBRL TAXONOMY EXTENSION SCHEMA DOCUMENT
EX-101.CAL	XBRL TAXONOMY EXTENSION CALCULATION LINKBASE
EX-101.DEF	XBRL TAXONOMY EXTENSION DEFINITION LINKBASE
EX-101.LAB	XBRL TAXONOMY EXTENSION LABELS LINKBASE
EX-101.PRE	XBRL TAXONOMY EXTENSION PRESENTATION LINKBASE